AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Summary of Available-for-Sale Marketable Securities
The following is a summary of available-for-sale marketable securities:

	December 31, 2012				December 31, 2011
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$200	$1	$-	$201	$251	$-	$-	$251
Corporate debentures	3,701	12	-	3,713	2,237	2	(1)	2,238

	3,901	13	-	3,914	2,488	2	(1)	2,489
Available-for-sale - matures after one year through three years:
Governmental debentures	933	4	(4)	933	7,782	24	-	7,806
Corporate debentures	9,946	48	-	9,994	7,265	29	(9)	7,285

	10,879	52	(4)	10,927	15,047	53	(9)	15,091

	$14,780	$65	$(4)	$14,841	$17,535	$55	$(10)	$17,580